T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
CORPORATE BONDS 5.7%			Six Flags Theme Parks
			7.00%, 7/1/25 (1)	15	16
Aerospace & Defense 0.1%					82
TransDigm
8.00%, 12/15/25 (1)	20	22	Financial 0.7%
		22	Acrisure
			8.125%, 2/15/24 (1)	106	112
Airlines 0.1%			AssuredPartners
			7.00%, 8/15/25 (1)	14	14
Delta Air Lines			GTCR AP Finance
7.00%, 5/1/25 (1)	30	31	8.00%, 5/15/27 (1)	30	30
		31	HUB International
			7.00%, 5/1/26 (1)	35	36
Automotive 0.5%					192
Adient U.S.
9.00%, 4/15/25 (1)	10	11	Health Care 0.5%
Navistar International
9.50%, 5/1/25 (1)	54	59	Avantor
			9.00%, 10/1/25 (1)	85	92
Panther BF Aggregator 2			Becton Dickinson & Company, FRN,
6.25%, 5/15/26 (1)	30	30	3M USD LIBOR + 1.03%, 2.031%,
Tesla			6/6/22	45	44
5.30%, 8/15/25 (1)	40	40	Ortho-Clinical Diagnostics
		140	6.625%, 5/15/22 (1)	4	4
					140
Broadcasting 0.2%
Univision Communications			Healthcare 0.2%
9.50%, 5/1/25 (1)	35	37	Tenet Healthcare
		37	7.50%, 4/1/25 (1)	47	51
					51
Building & Real Estate 0.1%
Cushman & Wakefield U.S. Borrower			Information Technology 0.7%
6.75%, 5/15/28 (1)	25	26	Boxer Parent
		26	7.125%, 10/2/25 (1)	30	32
			Boxer Parent
Cable Operators 0.8%			9.125%, 3/1/26 (1)	15	16
CSC Holdings			Refinitiv U.S. Holdings
10.875%, 10/15/25 (1)	200	216	6.25%, 5/15/26 (1)	15	16
		216	Refinitiv U.S. Holdings
			8.25%, 11/15/26 (1)	25	27
Entertainment & Leisure 0.3%
Cedar Fair
5.50%, 5/1/25 (1)	65	66

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Solera			TransDigm, FRN,
10.50%, 3/1/24 (1)	90	91	1M USD LIBOR + 2.25%, 2.424%,
		182	12/9/25	139	127
					202
Metals & Mining 0.1%
Big River Steel			Automotive 2.5%
7.25%, 9/1/25 (1)	25	23	Adient U.S. , FRN,
		23	3M USD LIBOR + 4.25%, 5/6/24
			(3)	55	52
			Claros Global, FRN,
Satellites 0.4%			3M USD LIBOR + 3.50%, 3.674%,
Intelsat Jackson Holdings			4/30/26	334	317
9.50%, 9/30/22 (1)	92	103	IAA, FRN,
		103	3M USD LIBOR + 2.25%, 2.438%,
			6/28/26	29	28
			KAR Auction Services, FRN,
Services 0.7%			1M USD LIBOR + 2.25%, 2.438%,
ADT Security			9/19/26	43	41
6.25%, 10/15/21	20	21	Navistar, FRN,
Aramark Services			3M USD LIBOR + 3.50%, 3.68%,
6.375%, 5/1/25 (1)	34	35	11/6/24 (3)(4)	83	80
Expedia Group			Wand NewCo 3, FRN,
6.25%, 5/1/25 (1)	45	48	1M USD LIBOR + 3.00%, 4.072%,
Expedia Group			2/5/26	139	132
7.00%, 5/1/25 (1)	45	48			650
Sabre GLBL
9.25%, 4/15/25 (1)	40	43
		195	Broadcasting 1.7%
			Banijay Group U. S. Holding, FRN,
			1M USD LIBOR + 3.75%, 2/4/25
Supermarkets 0.2%			(3)(4)	5	5
New Albertsons			Clear Channel Outdoor Holdings,
6.625%, 6/15/24	45	47	FRN,
		47	1M USD LIBOR + 3.50%, 4.26%,
			8/21/26	44	41
			iHeartCommunications, FRN,
Wireless Communications 0.1%			1M USD LIBOR + 3.00%, 3.174%,
T-Mobile USA			5/1/26	30	28
6.00%, 3/1/23	25	25	NEP Group, FRN,
		25	3M USD LIBOR + 7.00%, 8.45%,
			10/19/26	55	38

Total Corporate Bonds			Nexstar Broadcasting, FRN,
(Cost $1,486)		1,512	3M USD LIBOR + 2.25%, 2.424%,
			1/17/24	26	25
			Nexstar Broadcasting, FRN,
BANK LOANS 90.7% (2)			1M USD LIBOR + 2.75%, 3.12%,
			9/18/26	42	40
Aerospace & Defense 0.8%			Terrier Media Buyer, FRN,
Dynasty Acquisition, FRN,			1M USD LIBOR + 4.25%, 5.70%,
1M USD LIBOR + 3.50%, 4.95%,			12/17/26	110	105
4/6/26	89	75

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Townsquare Media, FRN,			Diamond BC, FRN,
3M USD LIBOR + 3.00%, 4.00%,			3M USD LIBOR + 3.00%, 3.759%,
4/1/22 (4)	54	48	9/6/24 (3)	175	162
Univision Communications, FRN,			Element Solutions, FRN,
3M USD LIBOR + 2.75%, 3.75%,			1M USD LIBOR + 2.00%, 2.174%,
3/15/24	117	112	1/31/26	40	38
		442	Encapsys, FRN,
			1M USD LIBOR + 3.25%, 4.25%,
			11/7/24 (3)	177	167
Building Products 0.1%			HB Fuller, FRN,
Advanced Drainage Systems, FRN,			3M USD LIBOR + 2.00%, 2.171%,
1M USD LIBOR + 2.25%, 2.625%,			10/20/24	39	38
7/31/26	23	23	Messer Industries USA, FRN,
		23	3M USD LIBOR + 2.50%, 3.95%,
			3/2/26	94	90
Cable Operators 3.6%			PQ, FRN,
			1M USD LIBOR + 2.25%, 2.424%,
Altice Financing, FRN,			2/7/27	66	63
3M USD LIBOR + 2.75%, 2.918%,			Scih Salt Holdings, FRN,
1/31/26	105	98	1M USD LIBOR + 4.50%, 5.50%,
Altice Financing, FRN,			3/16/27	70	67
3M USD LIBOR + 2.75%, 2.934%,			Univar Solutions USA, FRN,
7/15/25	93	88	3M USD LIBOR + 2.25%, 3.70%,
Altice France, FRN,			7/1/24	81	79
3M USD LIBOR + 2.75%, 2.924%,					817
7/31/25	83	78
Altice France, FRN,
3M USD LIBOR + 4.00%, 4.184%,			Consumer Products 1.3%
8/14/26	199	191	ABG Intermediate Holdings 2, FRN,
CSC Holdings, FRN,			3M USD LIBOR + 3.50%, 4.95%,
3M USD LIBOR + 2.25%, 2.434%,			9/27/24	106	93
7/17/25	161	154	Amer Sports Holding, FRN,
Radiate Holdco, FRN,			3M EURIBOR + 4.50%, 4.50%,
3M USD LIBOR + 3.00%, 3.75%,			3/30/26 (EUR)	75	71
2/1/24	203	197	Kontoor Brands, FRN,
Virgin Media Bristol, FRN,			3M USD LIBOR + 4.25%, 4.418%,
1M USD LIBOR + 2.50%, 2.684%,			5/15/26 (4)	19	18
1/31/28	70	68	Life Time, FRN,
Xplornet Communications, FRN,			3M USD LIBOR + 2.75%, 3.75%,
1M USD LIBOR + 4.75%, 5/29/27			6/10/22 (3)	185	163
(3)	95	91			345
		965
			Container 2.8%
Chemicals 3.1%			Berry Global, FRN,
ASP Chromaflo Intermediate			1M USD LIBOR + 2.00%, 2.222%,
Holdings, FRN,			7/1/26	55	53
3M USD LIBOR + 3.50%, 4.50%,			Charter NEX U. S. , FRN,
11/20/23	46	42	3M USD LIBOR + 3.25%, 3.424%,
Cyanco Intermediate, FRN,			5/16/24	226	220
3M USD LIBOR + 3.50%, 3.674%,			Charter NEX U. S. , FRN,
3/16/25	75	71	3M USD LIBOR + 2.75%, 3.75%,
			5/16/24 (3)	205	199
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Flex Acquisition, FRN,			UFC Holdings, FRN,
3M USD LIBOR + 3.00%, 4.433%,			1M USD LIBOR + 3.25%, 4.25%,
12/29/23 (3)	85	80	4/29/26	663	635
Flex Acquisition, FRN,					887
3M USD LIBOR + 3.25%, 4.683%,
6/29/25	50	47
Mauser Packaging Solutions			Financial 10.0%
Holding, FRN,			Acrisure, FRN,
3M USD LIBOR + 3.25%, 4.561%,			1M USD LIBOR + 3.50%, 3.765%,
4/3/24	58	53	2/15/27	185	173
Reynolds Group Holdings, FRN,			Alliant Holdings Intermediate, FRN,
3M USD LIBOR + 2.75%, 2.924%,			3M USD LIBOR + 2.75%, 2.924%,
2/5/23	109	105	5/9/25 (3)	224	213
		757	Alliant Holdings Intermediate, FRN,
			3M USD LIBOR + 3.25%, 3.421%,
			5/9/25	109	105
Energy 1.6%			AmWINS Group, FRN,
BCP Raptor, FRN,			3M USD LIBOR + 2.75%, 3.75%,
3M USD LIBOR + 4.25%, 5.25%,			1/25/24 (3)	139	136
6/24/24	166	114	Apollo Commercial Real Estate
BCP Raptor II, FRN,			Finance, FRN,
3M USD LIBOR + 4.75%, 4.924%,			3M USD LIBOR + 2.75%, 2.934%,
11/3/25	119	80	5/15/26 (4)	40	36
Blackstone CQP Holdco, FRN,			AssuredPartners, FRN,
3M USD LIBOR + 3.50%, 4.616%,			1M USD LIBOR + 4.50%, 2/13/27
9/30/24	54	52	(3)	70	69
Citgo Holding, FRN,			AssuredPartners, FRN,
1M USD LIBOR + 7.00%, 8.00%,			1M USD LIBOR + 3.50%, 3.674%,
8/1/23	30	27	2/12/27	116	110
Prairie ECI Acquiror, FRN,			Blackstone Mortgage Trust, FRN,
3M USD LIBOR + 4.75%, 6.20%,			1M USD LIBOR + 2.25%, 2.424%,
3/11/26	96	87	4/23/26 (4)	35	33
Stonepeak Lonestar Holdings, FRN,			Citadel Securities, FRN,
1M USD LIBOR + 4.50%, 5.635%,			1M USD LIBOR + 2.75%, 2.924%,
10/19/26	73	68	2/27/26	199	194
		428	Deerfield Dakota Holding, FRN,
			1M USD LIBOR + 3.75%, 4.75%,
			4/9/27	60	59
Entertainment & Leisure 3.3%			Edelman Financial Center, FRN,
1232743 BC, FRN,			3M USD LIBOR + 3.00%, 3.168%,
1M USD LIBOR + 3.00%, 2/7/27			7/21/25	25	23
(3)	120	72	EIG Management, FRN,
Aristocrat International, FRN,			3M USD LIBOR + 3.75%, 4.50%,
1M USD LIBOR + 3.75%, 4.75%,			2/24/25 (4)	29	28
10/19/24	40	40	Fiserv Investment Solutions, FRN,
Formula One Management, FRN,			1M USD LIBOR + 4.75%, 5.136%,
3M USD LIBOR + 2.50%, 3.50%,			2/18/27 (4)	95	92
2/1/24	110	103	HUB International, FRN,
Nascar Holdings, FRN,			1M USD LIBOR + 3.00%, 4.02%,
3M USD LIBOR + 2.75%, 2.918%,			4/25/25	365	351
10/19/26	38	37

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
HUB International, FRN,			Hostess Brands, FRN,
1M USD LIBOR + 4.00%, 5.00%,			1M USD LIBOR + 2.25%, 3.007%,
4/25/25	254	249	8/3/25	69	67
Jane Street Group, FRN,			Upfield USA, FRN,
1M USD LIBOR + 3.00%, 3.174%,			3M USD LIBOR + 3.00%, 4.451%,
1/31/25	40	39	7/2/25 (3)	100	95
Nexus Buyer, FRN,					583
1M USD LIBOR + 3.75%, 3.934%,
11/9/26	40	39
Russell Investments U. S. Institutional			Gaming 3.3%
Holdco, FRN,			Boyd Gaming, FRN,
3M USD LIBOR + 2.75%, 6/1/23			3M USD LIBOR + 2.25%, 2.345%,
(3)	9	9	9/15/23	35	33
Sedgwick Claims Management			Caesars Resort Collection, FRN,
Services, FRN,			3M USD LIBOR + 2.75%, 2.924%,
1M USD LIBOR + 4.25%, 9/3/26			12/23/24	238	215
(3)	25	24	CEOC, FRN,
Sedgwick Claims Management			3M USD LIBOR + 2.00%, 2.174%,
Services, FRN,			10/7/24 (3)	90	87
3M USD LIBOR + 3.25%, 3.424%,			CityCenter Holdings, FRN,
12/31/25	59	55	3M USD LIBOR + 2.25%, 3.00%,
USI, FRN,			4/18/24 (3)	190	178
1M USD LIBOR + 4.00%, 12/2/26			Eldorado Resorts, FRN,
(3)(4)	40	39	3M USD LIBOR + 2.25%, 3.25%,
USI, FRN,			4/17/24	25	24
3M USD LIBOR + 3.00%, 3.174%,			Playtika Holding, FRN,
5/16/24 (3)	489	469	1M USD LIBOR + 6.00%, 7.072%,
USI, FRN,			12/10/24	49	49
1M USD LIBOR + 4.00%, 4.174%,			Scientific Games International, FRN,
12/2/26	55	53	1M USD LIBOR + 2.75%, 3.477%,
VFH Parent, FRN,			8/14/24	129	115
3M USD LIBOR + 3.00%, 3.222%,			Stars Group Holdings, FRN,
3/1/26	73	71	3M USD LIBOR + 3.50%, 4.95%,
		2,669	7/10/25	118	116
			VICI Properties 1, FRN,
			1M USD LIBOR + 1.75%, 1.923%,
Food 2.2%			12/20/24	70	67
Atkins Nutritionals Holdings, FRN,					884
1M USD LIBOR + 3.75%, 4.75%,
7/7/24	182	178
Bellring Brands, FRN,			Health Care 14.6%
1M USD LIBOR + 5.00%, 6.00%,			Agiliti Health, FRN,
10/21/24	138	138	3M USD LIBOR + 3.00%, 4.438%,
Chobani, FRN,			1/4/26 (4)	25	24
3M USD LIBOR + 3.50%, 4.50%,			Aldevron, FRN,
10/10/23	40	39	1M USD LIBOR + 4.25%, 5.70%,
Froneri U.S. , FRN,			10/12/26	235	231
1M USD LIBOR + 2.25%, 2.424%,			Avantor Funding, FRN,
1/29/27	45	43	3M USD LIBOR + 2.25%, 3.25%,
Froneri U.S. , FRN,			11/21/24	127	125
1M USD LIBOR + 5.75%, 5.924%,			Bausch Health Americas , FRN,
1/31/28	25	23	3M USD LIBOR + 2.75%, 2.921%,
			11/27/25	51	50
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Bausch Health Americas , FRN,			PetVet Care Centers, FRN,
3M USD LIBOR + 3.00%, 3.171%,			3M USD LIBOR + 6.25%, 6.424%,
6/2/25	388	380	2/13/26 (3)	50	46
Change Healthcare Holdings, FRN,			SAM Bidco, FRN,
1M USD LIBOR + 2.50%, 3.50%,			1M USD LIBOR + 3.50%, 4.572%,
3/1/24	54	52	12/13/24 (4)	60	57
Dino Grandparent, FRN,			Select Medical, FRN,
1M USD LIBOR + 2.25%, 2.688%,			3M USD LIBOR + 2.50%, 2.67%,
2/20/23 (4)	55	53	3/6/25	58	56
Emerald TopCo, FRN,			Surgery Center Holdings, FRN,
1M USD LIBOR + 3.50%, 4.259%,			3M USD LIBOR + 3.25%, 4.25%,
7/24/26	278	267	9/3/24	45	41
Envision Healthcare, FRN,			Surgery Center Holdings, FRN,
3M USD LIBOR + 3.75%, 3.924%,			1M USD LIBOR + 8.00%, 9.00%,
10/10/25	264	172	9/3/24	25	25
ExamWorks Group, FRN,			Versant Health Holdco, FRN,
3M USD LIBOR + 3.25%, 4.323%,			3M USD LIBOR + 3.00%, 4.45%,
7/27/23	45	44	12/2/24	260	248
Gentiva Health Services, FRN,			Versant Health Holdco, FRN,
1M USD LIBOR + 3.25%, 3.438%,			3M USD LIBOR + 6.75%, 8.21%,
7/2/25 (4)	155	150	12/1/25	145	133
GoodRx, FRN,			VetCor Professional Practices, FRN,
1M USD LIBOR + 2.75%, 2.924%,			3M USD LIBOR + 3.00%, 4.072%,
10/10/25	159	155	7/2/25 (4)	75	70
Jaguar Holding II, FRN,			VVC Holding, FRN,
3M USD LIBOR + 2.50%, 3.50%,			3M USD LIBOR + 4.50%, 5.284%,
8/18/22	336	334	2/11/26 (4)	70	67
LifePoint Health, FRN,					3,892
1M USD LIBOR + 3.75%, 3.924%,
11/16/25	247	236
Loire Finco Luxembourg, FRN,			Information Technology 11.7%
1M USD LIBOR + 3.50%, 3.674%,			Airbnb, FRN,
1/24/27 (3)	455	430	1M USD LIBOR + 7.50%, 8.50%,
MED ParentCo, FRN,			4/17/25	40	41
1M USD LIBOR + 4.25%, 4.59%,			Applied Systems, FRN,
8/31/26 (5)	30	27	3M USD LIBOR + 3.25%, 4.70%,
MED ParentCo, FRN,			9/19/24	206	200
1M USD LIBOR + 8.25%, 8.613%,			Applied Systems, FRN,
8/30/27	85	70	3M USD LIBOR + 7.00%, 8.45%,
National Mentor Holdings , FRN,			9/19/25	200	196
3M USD LIBOR + 4.25%, 4.792%,			AppLovin, FRN,
3/9/26	119	115	3M USD LIBOR + 3.50%, 3.674%,
Ortho-Clinical Diagnostics, FRN,			8/15/25	79	77
3M USD LIBOR + 3.25%, 6/30/25			Boxer Parent, FRN,
(3)	125	118	3M USD LIBOR + 4.25%, 4.424%,
PetVet Care Centers, FRN,			10/2/25	70	66
3M USD LIBOR + 2.75%, 2.924%,			CCC Information Services, FRN,
2/14/25	70	65	1M USD LIBOR + 3.00%, 4.00%,
PetVet Care Centers, FRN,			4/29/24 (3)	308	296
3M USD LIBOR + 3.25%, 3.424%,			Conservice Midco, FRN,
2/14/25	55	51	1M USD LIBOR + 4.25%, 4.589%,
			5/7/27	65	63

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Fleet U. S. Bidco, FRN,			Vertafore, FRN,
1M USD LIBOR + 3.25%, 4.322%,			3M USD LIBOR + 3.25%, 7/2/25
10/7/26 (4)	30	29	(3)	70	66
Huskies Parent, FRN,			Vertafore, FRN,
3M USD LIBOR + 4.00%, 4.174%,			3M USD LIBOR + 7.25%, 7/2/26
7/31/26 (4)	25	24	(3)	65	64
Hyland Software, FRN,			Vungle, FRN,
3M USD LIBOR + 3.25%, 4.00%,			1M USD LIBOR + 5.50%, 5.674%,
7/1/24 (3)	110	107	9/30/26 (3)	70	68
Hyland Software, FRN,					3,120
3M USD LIBOR + 7.00%, 7.75%,
7/7/25 (3)	125	119
Infor U. S. , FRN,			Lodging 0.4%
3M EURIBOR + 2.25%, 2/1/22			Four Seasons Hotels, FRN,
(EUR)(3)	25	28	3M USD LIBOR + 2.00%, 2.174%,
Match Group, FRN,			11/30/23	73	69
1M USD LIBOR + 1.75%, 2.184%,			RHP Hotel Properties, FRN,
2/13/27	45	44	1M USD LIBOR + 2.00%, 2.18%,
McAfee, FRN,			5/11/24	40	38
3M USD LIBOR + 8.50%, 9/29/25					107
(3)	25	25

Microchip Technology, FRN,			Manufacturing 2.6%
3M USD LIBOR + 2.00%, 2.18%,
5/29/25	41	40	CPI Holdco, FRN,
Refinitiv U.S. Holdings, FRN,			1M USD LIBOR + 4.25%, 5.70%,
3M EURIBOR + 3.25%, 3.25%,			11/4/26	195	188
10/1/25 (EUR)	125	135	Engineered Machinery Holdings,
Refinitiv U.S. Holdings, FRN,			FRN,
1M USD LIBOR + 3.25%, 3.424%,			1M USD LIBOR + 3.00%, 4.45%,
10/1/25	555	546	7/19/24 (3)	50	47
S2P Acquisition Borrower, FRN,			Filtration Group, FRN,
3M USD LIBOR + 4.00%, 5.073%,			3M USD LIBOR + 3.00%, 3.174%,
8/14/26	30	28	3/31/25	270	262
Solera, FRN,			SRAM, FRN,
3M USD LIBOR + 2.75%, 2.924%,			3M USD LIBOR + 2.75%, 3.75%,
3/3/23	296	283	3/15/24 (4)	98	95
SS&C Technologies, FRN,			Thermon Holding, FRN,
1M USD LIBOR + 1.75%, 1.924%,			3M USD LIBOR + 3.75%, 4.75%,
4/16/25	211	204	10/30/24 (4)	36	33
TIBCO Software, FRN,			Welbilt, FRN,
1M USD LIBOR + 3.75%, 3.93%,			3M USD LIBOR + 2.50%, 2.674%,
6/30/26	70	67	10/23/25	65	56
TIBCO Software, FRN,					681
1M USD LIBOR + 7.25%, 7.43%,
3/3/28 (3)	85	82	Metals & Mining 0.8%
Uber Technologies, FRN,			Big River Steel, FRN,
3M USD LIBOR + 3.50%, 3.674%,			3M USD LIBOR + 5.00%, 6.45%,
7/13/23 (3)	167	162	8/23/23	123	112
Uber Technologies, FRN,
3M USD LIBOR + 4.00%, 5.00%,
4/4/25	62	60

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
Zekelman Industries, FRN,			Tacala Investment, FRN,
1M USD LIBOR + 2.25%, 2.423%,			1M USD LIBOR + 7.50%, 7.674%,
1/24/27	110	106	2/4/28	90	78
		218			373
Other Telecommunications 0.5%			Retail 0.5%
Cologix Holdings, FRN,			BJ's Wholesale Club, FRN,
3M USD LIBOR + 3.00%, 4.00%,			1M USD LIBOR + 2.25%, 2.441%,
3/20/24	43	41	2/3/24	92	90
GTT Communications, FRN,			PetSmart, FRN,
3M USD LIBOR + 2.75%, 2.92%,			1M USD LIBOR + 4.00%, 5.00%,
5/31/25	44	31	3/11/22	53	52
Zayo Group Holdings, FRN,					142
1M USD LIBOR + 3.00%, 3.174%,
3/9/27	70	68
		140	Satellites 2.7%
			Intelsat Jackson Holdings
			6.625%, 1/2/24	55	55
Publishing 0.2%			Intelsat Jackson Holdings, FRN,
Nielsen Finance, FRN,			1M USD LIBOR + 3.75%, 11/27/23
1M USD LIBOR + 3.75%, 6/30/25			(3)	150	151
(3)	25	25	Iridium Satellite, FRN,
Recorded Books, FRN,			1M USD LIBOR + 3.75%, 4.75%,
1M USD LIBOR + 4.25%, 8/29/25			11/4/26	370	365
(3)	25	23	Telesat, FRN,
		48	1M USD LIBOR + 2.75%, 2.93%,
			12/7/26	150	144

Restaurants 1.4%					715
1011778 BC ULC, FRN,
1M USD LIBOR + 1.75%, 1.924%,			Services 12.4%
11/19/26	90	87	Ascend Learning, FRN,
Golden Nugget, FRN,			3M USD LIBOR + 3.00%, 4.00%,
1M USD LIBOR + 2.50%, 3.455%,			7/12/24 (3)	463	443
10/4/23	72	62	Brightview Landscapes, FRN,
K-MAC Holdings, FRN,			3M USD LIBOR + 2.50%, 2.688%,
3M USD LIBOR + 3.00%, 3.174%,			8/15/25	69	67
3/14/25	37	34	Camelot Finance, FRN,
K-MAC Holdings, FRN,			1M USD LIBOR + 3.00%, 3.174%,
3M USD LIBOR + 6.75%, 6.924%,			10/30/26	149	146
3/16/26	40	34	Ceridian HCM Holding, FRN,
Tacala Investment, FRN,			3M USD LIBOR + 2.50%, 2.595%,
1M USD LIBOR + 3.50%, 3.674%,			4/30/25 (4)	108	105
2/5/27	83	78	Dun & Bradstreet, FRN,
			1M USD LIBOR + 4.00%, 4.174%,
			2/6/26	180	175
			EG America, FRN,
			3M USD LIBOR + 8.00%, 4/20/26
			(3)(4)	25	23
			EG America, FRN,
			3M USD LIBOR + 4.00%, 5.072%,
			2/7/25 (3)	134	127
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)
GFL Environmental, FRN,			Brookfield WEC Holdings, FRN,
3M USD LIBOR + 3.00%, 4.00%,			1M USD LIBOR + 3.00%, 3.75%,
5/30/25	358	353	8/1/25	154	150
Kronos, FRN,			Calpine, FRN,
3M USD LIBOR + 3.00%, 3.33%,			3M USD LIBOR + 2.25%, 2.43%,
11/1/23	567	556	4/5/26	24	24
Kronos, FRN,			Eastern Power, FRN,
3M USD LIBOR + 8.25%, 9.25%,			3M USD LIBOR + 3.75%, 4.75%,
11/1/24	580	573	10/2/25	195	192
Merrill Communications, FRN,			Exgen Renewables IV, FRN,
1M USD LIBOR + 5.00%, 6.195%,			3M USD LIBOR + 3.00%, 4.00%,
10/5/26 (4)	40	37	11/28/24	73	71
Presidio Holdings, FRN,			Pike, FRN,
1M USD LIBOR + 3.50%, 4.27%,			1M USD LIBOR + 3.25%, 4.25%,
1/22/27	25	24	7/24/26	87	85
Prime Security Services Borrower,					647
FRN,
1M USD LIBOR + 3.25%, 4.25%,
9/23/26	52	51	Wireless Communications 4.2%
Project Boost Purchaser, FRN,			Asurion, FRN,
1M USD LIBOR + 3.50%, 3.674%,			1M USD LIBOR + 3.00%, 3.174%,
6/1/26	30	28	8/4/22	249	243
Renaissance Holdings, FRN,			Asurion, FRN,
3M USD LIBOR + 7.00%, 7.76%,			1M USD LIBOR + 3.00%, 3.174%,
5/29/26	35	32	11/3/23	40	39
SCS Holdings I, FRN,			Asurion, FRN,
1M USD LIBOR + 3.50%, 3.674%,			1M USD LIBOR + 3.00%, 3.174%,
7/1/26	35	34	11/3/24	118	115
ServiceMaster, FRN,			Asurion, FRN,
1M USD LIBOR + 1.75%, 1.924%,			3M USD LIBOR + 6.50%, 6.674%,
11/5/26	25	24	8/4/25	655	651
Ultimate Software Group, FRN,			T-Mobile USA, FRN,
3M USD LIBOR + 3.75%, 3.924%,			1M USD LIBOR + 3.00%, 3.174%,
5/4/26	273	264	4/1/27	80	80
USIC Holdings, FRN,					1,128
3M USD LIBOR + 3.25%, 4.25%,
12/8/23	40	38	Total Bank Loans
VeriFone Systems, FRN,			(Cost $24,894)		24,174
3M USD LIBOR + 4.00%, 4.377%,
8/20/25	84	68
WW International, FRN,			CONVERTIBLE PREFERRED STOCKS 0.9%
3M USD LIBOR + 4.75%, 5.50%,
11/29/24	147	143	Energy 0.7%
		3,311	Targa Resources, Series A, 9.50%,
			Acquisition Date: 10/30/17, Cost

Utilities 2.4%			$196 (6)(7)	—	183
Al Alpine U. S. Bidco, FRN,					183
1M USD LIBOR + 2.75%, 3.959%,
10/31/25	148	125

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value	Par/Shares		$ Value
(Amounts in 000s)			(Amounts in 000s)
Health Care 0.2%			SHORT-TERM INVESTMENTS 5.4%
Avantor, Series A, 6.25%, 5/15/22	1	72	Money Market Funds 5.4%
		72	T. Rowe Price Government Reserve
			Fund, 0.16% (8)(9)	1,439	1,439
Total Convertible Preferred Stocks			Total Short-Term Investments
(Cost $253)		255	(Cost $1,439)		1,439

			Total Investments in Securities 102.7%
			(Cost $28,072)		$27,380
			Other Assets Less Liabilities (2.7)%		(731)
			Net Assets 100%		$26,649

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,375 and represents 5.2% of net assets.
(2)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3)	All or a portion of this loan is unsettled as of May 31, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)	Level 3 in fair value hierarchy.
(5)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at May 31, 2020, was $3 and was valued at $3 (0.01% of net assets) .
(6)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $183 and represents 0.7% of net assets.
(7)	Perpetual security with no stated maturity date.
(8)	Affiliated Companies
(9)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
EUR	Euro
FRN	Floating Rate Note
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts in 000s, except Market Price)
SWAPS (0.0%)
Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS (0.0%)
Credit Default Swaps, Protection Sold (0.0%)
Barclays Bank, Protection Sold (Relevant Credit: Tesla, 5.30%, 8/15/25,
$100.00*), Receive 1.00% Quarterly, Pay upon credit default, 6/20/21	25	—	—	—
Total Bilateral Credit Default Swaps, Protection Sold			—	—
Total Return Swaps (0.0%)
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid
Leveraged Loans Total Return Index At Maturity, Pay Variable 1.116% (3M
USD LIBOR) Quarterly, 9/20/20	50	—	—	—
Total Bilateral Total Return Swaps			—	—

Total Bilateral Swaps			—	—

*Market Price at May 31, 2020
**Includes interest purchased or sold but not yet collected of less than $(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement		Receive	Deliver Gain/(Loss)
Goldman Sachs	8/21/20	USD	84 EUR	78	$ (2)
Morgan Stanley	8/21/20	USD	84 EUR	77	(2)
State Street	8/21/20	USD	72 EUR	66	(2)

Net unrealized gain (loss) on open forward currency
exchange contracts					$(6)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$4+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/29/20	Cost	Cost	5/31/20
T. Rowe Price Government Reserve Fund	$3,786	¤	¤	$1,439^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,439.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Floating Rate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE FLOATING RATE MULTI-SECTOR ACCOUNT PORTFOLIO

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Corporate Bonds	$—	$ 1,512	$ —	$ 1,512
Bank Loans	—	23,028	1,146	24,174
Convertible Preferred Stocks	—	255	—	255
Short-Term Investments	1,439	—	—	1,439
Total	$1,439	$ 24,795	$ 1,146	$ 27,380
Liabilities
Swaps	$—	—	—	—
Forward Currency Exchange Contracts	—	6	—	6
Total	$—	$ 6	$ —	$ 6

Following is a reconciliation of the fund’s Level 3 holdings for the period ended May 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at May 31, 2020, totaled $(28,000) for the period ended May 31, 2020. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)			Transfers	Transfers	Ending
	Balance	During	Total		Into	Out of	Balance
	3/1/20	Period	Purchases	Total Sales	Level 3	Level 3	5/31/20
Investment in Securities
Bank Loans	$1,201	$(46)	$313	$(725)	$777	$(374)	$1,146